SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax effect of net operating losses carried forward	$ 296,587	$ 45,327
Valuation allowance	(296,587)	(45,327)
Deferred tax assets, net